S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Aug. 12, 2026
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	The managing member of our sponsor is Dean Kehler, our Chairman and Chief Executive Officer. As a result, Mr. Kehler holds voting and investment discretion with respect to all of the founder shares held of record by our sponsor as of the date of this prospectus. Following this offering, approximately 76% of the founder shares and approximately 33% of the private placement warrants will be owned by our officers and directors through direct or indirect membership interests in our sponsor, and approximately 24% of the founder shares and approximately 66% of the private placement warrants are anticipated to be owned by other accredited investors through direct or indirect membership interests in our sponsor (assuming the underwriters’ over-allotment option is not exercised). Mr. Kehler will hold an indirect interest in approximately 35% of the founder shares and approximately 18% of the private placement warrants through membership interests in our sponsor (assuming the underwriters’ over-allotment option is not exercised). In addition, our independent directors will each receive for their services as a director an indirect interest in 25,000 founder shares through membership interests in our sponsor. As of the date of this prospectus, other than Mr. Kehler, no other person has a direct or indirect material interest in our sponsor. Other than members of our management team who are members of our sponsor, none of the other members of our sponsor will participate in our company’s activities.
Dean Kehler [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Dean Kehler